Credit Quality of Financial Assets and the Allowance for Credit Losses	6 Months Ended
Sep. 30, 2026
Credit Loss [Abstract]
Credit Quality of Financial Assets and the Allowance for Credit Losses
7.	Credit Quality of Financial Assets and the Allowance for Credit Losses
During the six months ended September 30, 2026, the business of ORIX Bank, a former consolidated subsidiary of the Company, was classified as a discontinued operation. As a result, the amounts of financial assets and allowance for credit losses are presented based on continuing operations, excluding the discontinued operation, for both the current and prior periods. For further information on the discontinued operations, see Note 26 “Discontinued Operations.”
The Company and its subsidiaries provide the following information disaggregated by portfolio segment and class of financial assets.

•	Allowance for credit losses

•	Credit quality of financial assets
Credit quality indicators
Past-due financing receivables
Non-accrual

•	Information about modifications of financing receivables made to debtors experiencing financial difficulty
A portfolio segment is defined as the level at which an entity develops and documents a systematic methodology to determine its allowance for credit losses. The Company and its subsidiaries classify our portfolio segments by instruments of loans, net investment in leases and other financial assets measured at amortized cost. Classes of financial assets are determined based on the initial measurement attribute, risk characteristics of the financing receivables and the method for monitoring and assessing obligors’ credit risk and are defined as the level of detail necessary for a financial statement user to understand the risks inherent in the financial assets. Classes of financial assets generally are a disaggregation of a portfolio segment, and the Company and its subsidiaries disaggregate our portfolio segments into classes by regions, instruments or industries of our debtors.

The following table provides information about the allowance for credit losses for installment loans, net investment in leases and other financial assets measured at amortized cost as of March 31, 2026, and for the six months ended September 30, 2025 and 2026 :

	Six months ended September 30, 2025
	Millions of yen
	Beginning balance	Provision (Reversal) *3	Allowance for credit losses on acquired financial assets at acquisition	Charge-offs *4	Recoveries	Other *5	Ending balance	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Japan	¥278	¥(10)	¥0	¥0	¥7	¥(275)	¥0	¥0	¥0
Overseas	1,679	(95)	0	(78)	0	47	1,553	494	1,059
Other
Japan	90	(4)	0	0	2	(84)	4	4	0
Overseas	3,048	1,142	0	(1,286)	188	(16)	3,076	1,295	1,781
Installment loans to corporate borrowers:
Non-recourse loans
Japan	91	7	0	0	0	(6)	92	92	0
Overseas	2,593	2,022	0	0	0	1,029	5,644	2,598	3,046
Other than non-recourse loans
Real estate companies
Japan	351	29	0	0	13	0	393	369	24
Overseas	2,046	178	0	0	0	(967)	1,257	715	542
Commercial, industrial and other companies
Japan	950	(6)	0	0	4	(41)	907	449	458
Overseas	20,063	2,571	0	(1,992)	59	24	20,725	12,006	8,719
Loans to Equity method investees	1,512	19	0	0	0	(5)	1,526	186	1,340
Purchased loans *1	1,342	7	3,633	(3,659)	0	(984)	339	133	206
Net investment in leases:	18,122	1,426	0	(1,344)	137	321	18,662	11,254	7,408

Subtotal	52,165	7,286	3,633	(8,359)	410	(957)	54,178	29,595	24,583

Other financial assets measured at amortized cost *2	895	57	0	(74)	0	6	884	297	587

Total	¥53,060	¥7,343	¥3,633	¥(8,433)	¥410	¥(951)	¥55,062	¥29,892	¥25,170

	March 31, 2026
	Millions of yen
	Ending balance	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Overseas	¥1,819	¥367	¥1,452
Other
Japan	3	3	0
Overseas	2,092	1,449	643
Installment loans to corporate borrowers:
Non-recourse loans
Japan	170	170	0
Overseas	5,635	2,224	3,411
Other than non-recourse loans
Real estate companies
Japan	522	522	0
Overseas	1,490	519	971
Commercial, industrial and other companies
Japan	1,113	646	467
Overseas	30,625	11,946	18,679
Loans to Equity method investees	0	0	0
Purchased loans *1	7,488	133	7,355
Net investment in leases:	19,907	13,218	6,689

Subtotal	70,864	31,197	39,667

Other financial assets measured at amortized cost *2	5,478	655	4,823

Total	¥76,342	¥31,852	¥44,490

	Six months ended September 30, 2026
	Millions of yen
	Beginning balance	Provision (Reversal) *3	Allowance for credit losses on acquired financial assets at acquisition	Charge-offs *4	Recoveries	Other *5	Ending balance	Collective (pool) assessment	Individual assessment
Allowance for credit losses:
Installment loans to consumer borrowers:
Real estate loans
Overseas	¥1,819	¥(236)	¥0	¥(290)	¥1	¥127	¥1,421	¥75	¥1,346
Other
Japan	3	0	0	0	0	0	3	3	0
Overseas	2,092	545	0	(904)	196	(95)	1,834	1,273	561
Installment loans to corporate borrowers:
Non-recourse loans
Japan	170	(84)	0	0	0	1	87	87	0
Overseas	5,635	(899)	0	0	0	61	4,797	1,793	3,004
Other than non-recourse loans
Real estate companies
Japan	522	(305)	0	0	341	(1)	557	557	0
Overseas	1,490	1,554	0	(1,074)	0	(33)	1,937	666	1,271
Commercial, industrial and other companies
Japan	1,113	(30)	0	(393)	4	0	694	634	60
Overseas	30,625	(1,125)	0	(7,213)	545	(144)	22,688	11,841	10,847
Loans to Equity method investees	0	0	0	0	0	0	0	0	0
Purchased loans *1	7,488	312	0	(326)	3	(454)	7,023	126	6,897
Net investment in leases:	19,907	1,799	0	(2,542)	231	(17)	19,378	13,437	5,941

Subtotal	70,864	1,531	0	(12,742)	1,321	(555)	60,419	30,492	29,927

Other financial assets measured at amortized cost *2	5,478	387	0	(3,602)	0	(36)	2,227	748	1,479

Total	¥76,342	¥1,918	¥0	¥(16,344)	¥1,321	¥(591)	¥62,646	¥31,240	¥31,406

Note:	Loans held for sale and policy loan receivables of an insurance entity are not in the scope of allowance for credit losses.

*1
Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.

*2
The allowance for other financial assets measured at amortized cost includes the allowance for credit losses on financing receivables, such as accounts receivable. Other financial assets measured at amortized cost are mainly “Trade notes, accounts and other receivables” on the consolidated balance sheets.

*3
“Provision for credit losses” in the consolidated statements of income amounted to provisions of ¥9,781 million and ¥1,830 million during the six months ended September 30, 2025 and 2026. The reconciliation between the above table and the amounts reported on the consolidated statements of income during the six months ended September 30, 2025 and 2026 are as follows:

	Millions of yen
	Six months ended September 30, 2025	Six months ended September 30, 2026
	Provision for credit losses	Provision for credit losses
Net investment in leases	¥1,426	¥1,799
Installment loans	5,860	(268)

Subtotal in the above table	7,286	1,531

Other financial assets measured at amortized cost	57	387

Total in the above table	7,343	1,918

Off-balance sheet credit exposures *3(a)	2,336	(66)
Available-for-sale debt securities *3(b)	102	(22)

Amount reported on the consolidated financial statements	¥9,781	¥1,830

*3(a)
The allowance for off-balance sheet credit exposure were ¥17,611 million and ¥17,175 million as of March 31, 2026 and September 30, 2026, respectively, and the amounts are recorded in “Other liabilities” on the consolidated balance sheets. For further information, see Note 24 “Commitments, Guarantees and Contingent Liabilities.”

*3(b)
The allowance for available-for-sale debt securities were ¥3,505 million and ¥3,354 million as of March 31, 2026 and September 30, 2026, respectively, and the amounts are recorded as a reduction in “Investment in securities” on the consolidated balance sheets. For further information, see Note 8 “Investment in Securities.”

*4
Charge-offs
of purchased loans include write-offs of purchased loans at the acquisition date of ¥3,633 million during the six months ended September 30, 2025. There were no such write-offs during the six months ended September 30, 2026.

*5	Other mainly includes foreign currency translation adjustments and increases or decreases in allowance due to consolidation or deconsolidation of subsidiaries.
The following table provides information about purchased loans which were acquired for the six months ended September 30, 2025 and 2026:

	Millions of yen
	Six months ended September 30, 2025	Six months ended September 30, 2026
Purchase price	¥3,862	¥0
Allowance for credit losses at acquisition date	3,633	0
Discount or premium attributable to other factors	876	0

Par value	¥8,371	¥0

The Company and its subsidiaries estimate an allowance for credit losses for all credit losses expected to occur in future over the remaining life of financial assets, and recognize the allowance adequately based on management judgement. In developing the allowance for credit losses, the Company and its subsidiaries consider, among other things, the following factors in collective assessment and individual assessment by each portfolio:

•	business characteristics and financial conditions of obligors;

•	prior charge-off experience;

•	current delinquencies and delinquency trends;

•	value of underlying collateral and guarantees; and

•	current economic and business conditions and expected outlook in future.
The Company and its subsidiaries manage credit risk using various indicators specific to the region, industry, and types of assets, in accordance with the group risk management policy. For credit transactions, the basic group policy is to obtain sufficient collateral and guarantees, and to diversify industries and borrowers, and the Company and its subsidiaries comprehensively evaluate and monitor the financial condition and cash flows of borrowers, underlying collateral and guarantees, and profitability. The Company and its subsidiaries also manage exposure to potentially high-risk markets by establishing appropriate credit limits through portfolio analysis.
Due to the diversity of assets and risk indicators held by the Company and its subsidiaries, the Company and its subsidiaries monitor the credit quality indicators as performing and non-performing
assets as indicators that are common across all classes. The category of non-performing
assets includes financing receivables for debtors who have filed for insolvency proceedings, whose bank transactions are suspended, whose bills are dishonored, whose businesses have deteriorated, whose repayment is past-due
90 days or more, financing receivables modified to debtors experiencing financial difficulty, and performing assets include all other financing receivables. Regarding purchased loans, they are classified as non-performing
assets when it is probable that the acquisition cost of purchased loans cannot be collected, while all the other purchased loans are included in the category of performing assets.
Certain subsidiaries, in the normal course of their business operations, sell mortgage loans to the Government National Mortgage Association (“Ginnie Mae” or “GNMA”) and the Federal National Mortgage Association (“Fannie Mae”) and retain the servicing rights. The GNMA and Fannie Mae programs under which these loans are sold allow such subsidiaries, at their option and without prior authorization from GNMA or Fannie Mae, to repurchase individual delinquent loans that meet certain criteria for an amount equal to 100% of the remaining principal balance of the loan.
Under ASC 860 (“Transfers and Servicing”), once a subsidiary has the unconditional ability to repurchase a delinquent loan, the subsidiary is deemed to have regained effective control over the loan. Accordingly, the subsidiary is required to recognize the loan as an asset on the balance sheet and record a corresponding liability, regardless of whether the subsidiary intends to exercise the repurchase option.
During the prior fiscal year and the six months ended September 30, 2026, the subsidiaries did not exercise the option to repurchase any delinquent loans. The loans meeting the criteria for repurchase totaled
¥
76,395 million and ¥52,725 million as of March 31, 2026 and September 30, 2026, respectively. These loans are included in installment loans on the consolidated balance sheets, with a corresponding liability recorded in other liabilities.
The loans that have been recognized on the consolidated balance sheets as described above continue to be administered under the framework of the programs provided by GNMA and other government-related agencies. Credit losses associated with these loans are addressed through the guarantee and insurance mechanisms or loss sharing agreements applicable under such programs. The recognition of these loans as assets pursuant to accounting standards does not indicate that the subsidiaries bear credit risk or risk of non-recovery associated with the loans. In addition, as of March 31, 2026 and September 30, 2026, the subsidiaries have not made any decisions nor commenced any procedures to exercise the repurchase option with respect to delinquent loans. Accordingly, these loans are not included within non-performing loans.
When certain performing financial assets mainly have similar risk characteristics to other financial assets, the performing financial assets are collectively evaluated as a pool. On the contrary, when financial assets do not have similar risk characteristics to other financial assets, the financial assets are evaluated individually.
Of non-performing assets, the Company and its subsidiaries consider smaller balance homogeneous loans (including real estate loans and among others, which are not restructured) and net investment in leases as the 90 days or more past-due financing receivables not individually evaluated, and consider all others as the loans individually evaluated. After the Company and its subsidiaries have set aside a provision for those non-performing assets, the Company and its subsidiaries continue to monitor at least on a quarterly basis the quality of any underlying collateral, the business conditions of the debtors and other important factors in order to report to management and develop additional provision for credit losses as necessary.
Loans to consumer borrowers
Loans to consumer borrowers mainly consist of real estate loans.
The credit quality of real estate loans is affected by the borrowers’ repayment performance and value of the underlying collateral.
The Company and its subsidiaries use these factors to estimate the allowance for credit losses because they are reflected in the probability of default and loss given default.

Loans to corporate borrowers
Loans to corporate borrowers are classified into
non-recourse
loans and loans other than
non-recourse
loans.
The credit quality of
non-recourse
loans for which cash flows from real estate are the source of repayment depends mainly on the real estate collateral value.
Loans other than
non-recourse
loans are classified into either real estate companies or commercial, industrial and other companies, each of which are further divided into Japan and overseas.
The credit quality of real estate companies is affected by mainly Japanese and Americas real estate markets and trends.
The credit quality of commercial, industrial and other companies, which consist of various industries, is affected mainly by broader financial and economic conditions and trends in Japan, the Americas and Asian countries.
The allowance for credit losses for loans to corporate borrowers is estimated by considering, among others, debtors’ situation, as well as economic conditions and trends in its industries, the value of underlying collateral and guarantees, and probability of default and loss given default.
Loans to equity method investees
Equity method investees are diversified in various industries and countries. The credit quality of loans to equity method investees is affected mainly by broader financial and economic conditions and trends in Japan, Europe, the Americas and Asian countries.
The allowance for credit losses for loans to equity method investees is estimated by considering, among others, debtors’ situation, as well as economic conditions and trends in its industries, the value of underlying collateral and guarantees, and probability of default and loss given default.
Net investment in leases
Net investment in leases consists of leases of various equipment types, including office equipment, industrial machinery, transportation equipment and real estate properties. The allowance for credit losses for net investment in leases is estimated based on the value of the underlying leased assets, debtors’ situation, economic conditions and trends in its industries, and probability of default and loss given default.
In common with portfolio segments, the forecasted future economic indicators correlated with the prior charge-off
experience are reflected to the estimate of the allowance for credit losses. Economic indicators correlated with prior charge-off
experience are determined over the reasonable and supportable forecasted period. Economic indicators include GDP growth rates, consumer price indices, unemployment rates, and government bond interest rates. It also considers forward-looking scenarios of how the selected economic indicators will change in the future. The Company and its subsidiaries use the latest economic forecasts available from the economic reports published by governments and central banks, as well as from third-party information providers as economic indicators.
On the other hand, for periods beyond which the Company and its subsidiaries are able to make or obtain reasonable and supportable forecasts of future economic indicators of the entire life of the financial asset, expected credit losses are estimated for the remaining life mainly using an appropriate reversion approach, mainly immediate reversion to historical credit loss information.
There have been no significant changes during the six months ended September 30, 2026 to methodologies and economic indicators used to estimate the allowance for credit losses.
When
non-performing
financial assets with deteriorated credit quality have similar risk characteristics to other financial assets, the allowance for credit losses is collectively evaluated based on mainly loss given default. On the other hand, if the non-performing
financial assets do not have similar risk characteristics to other financial assets, the allowance for credit losses is individually evaluated.
In the individual assessment the allowance for credit losses is estimated individually based on the present value of expected future cash flows, the observable market price or the fair value of the collateral securing the financing receivables if the financing receivables are collateral-dependent.
The collateral-dependent financing receivables are defined as the finance receivables, which a debtor would be in financial difficulty and the collection significantly depend on the collateral. These financing receivables are mainly non-recourse
loans and purchased loans for which cash flows from underlying real estate is the source of repayment.
For
non-recourse
loans, their collection depends on the real estate collateral value, which may decline as a result of a decrease in liquidity of the real estate market, a rise in vacancy rate of rental properties, a fall in rents and other factors.
For purchased loans, their collection may decrease due to a decline in the real estate collateral value and debtors’ creditworthiness. Thus, the changes in these risks affect the amount of the allowance for credit losses.
In common with all portfolio segments, the Company and its subsidiaries charge off doubtful receivables when the likelihood of any future collection is believed to be minimal, mainly based upon an evaluation of the relevant debtors’ creditworthiness and the liquidation status of collateral.

The following table provides information about the origination years of financial assets as of March 31, 2026 and the gross write-offs recorded during the six months ended September 30, 2025.

March 31, 2026
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2026	2025	2024	2023	2022	Prior
Consumer borrowers:
Performing	¥21,929	¥12,499	¥7,687	¥6,318	¥6,619	¥11,391	¥66,443
Non-Performing	359	3,314	2,154	4,879	1,235	709	¥12,650
Real estate loans
Performing	1,441	1,404	2,243	3,806	6,420	11,341	¥26,655
Non-Performing	103	2,912	1,858	4,655	1,231	705	¥11,464
Other
Performing	20,488	11,095	5,444	2,512	199	50	¥39,788
Non-Performing	256	402	296	224	4	4	¥1,186
Corporate borrowers:
Performing	508,886	290,116	107,370	50,657	89,236	71,133	¥1,117,398
Non-Performing	1,276	3,184	9,835	7,692	13,814	26,144	¥61,945
Non-recourse loans
Japan
Performing	26,423	40,018	5,391	0	6,394	2,858	¥81,084
Overseas
Performing	89,661	61,545	23,222	7,398	2,037	4,439	¥188,302
Non-Performing	0	79	4,656	855	1,065	5,351	¥12,006
Other than non-recourse loans
Real estate companies in Japan
Performing	76,450	21,982	9,284	1,896	1,639	7,457	¥118,708
Non-Performing	0	19	0	0	0	0	¥19
Real estate companies in overseas
Performing	46,394	5,163	1,147	1,120	0	5,848	¥59,672
Non-Performing	0	0	440	1,586	63	92	¥2,181

March 31, 2026
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2026	2025	2024	2023	2022	Prior
Commercial, industrial and other companies in Japan
Performing	97,781	41,003	27,802	8,018	8,374	8,233	¥191,211
Non-Performing	14	411	47	116	11	70	¥669
Commercial, industrial and other companies in overseas
Performing	172,177	120,405	40,524	32,225	70,792	42,298	¥478,421
Non-Performing	1,262	2,675	4,692	5,135	12,675	20,631	¥47,070
Loans to Equity method investees:
Performing	3,032	573	585	2,005	21	15,020	¥21,236
Non-Performing	0	0	0	0	0	0	¥0
Purchased loans:
Performing	0	792	0	0	0	13,019	¥13,811
Non-Performing	0	0	0	0	0	228	¥228
Net investment in leases:
Performing	490,025	327,849	202,407	96,189	47,874	56,070	¥1,220,414
Non-Performing	3,616	5,892	6,810	3,699	1,456	5,604	¥27,077
Japan
Performing	197,362	152,845	105,743	66,152	40,753	52,159	¥615,014
Non-Performing	146	517	865	778	668	1,345	¥4,319
Overseas
Performing	292,663	175,004	96,664	30,037	7,121	3,911	¥605,400
Non-Performing	3,470	5,375	5,945	2,921	788	4,259	¥22,758
Total
Performing	¥1,023,872	¥631,829	¥318,049	¥155,169	¥143,750	¥166,633	¥2,439,302
Non-Performing	5,251	12,390	18,799	16,270	16,505	32,685	¥101,900

Six months ended September 30, 2025
Millions of yen
	Gross write-offs
Portfolio segment	Origination year (years ended March 31)						Total
Class	2026	2025	2024	2023	2022	Prior
Consumer borrowers:	9	492	549	217	31	66	¥1,364

Real estate loans	0	0	0	0	14	64	¥78
Other	9	492	549	217	17	2	¥1,286
Corporate borrowers:	120	1	364	30	28	1,449	¥1,992

Other than non-recourse loans	0	0	0	0	0	0	¥0
Commercial, industrial and other companies in overseas	120	1	364	30	28	1,449	¥1,992

Purchased loans:	0	0	0	0	0	3,659	¥3,659

Net investment in leases:	0	4	399	574	113	254	¥1,344

Japan	0	2	39	117	93	238	¥489
Overseas	0	2	360	457	20	16	¥855
Total	129	497	1,312	821	172	5,428	¥8,359

The following table provides information about the origination years of financial assets as of September 30, 2026 and the gross write-offs, corresponding to each class of financial assets by origination year, recorded during the six months ended September 30, 2026.

September 30, 2026
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2027	2026	2025	2024	2023	Prior
Consumer borrowers:
Performing	¥11,137	¥16,595	¥8,623	¥4,840	¥4,738	¥14,733	¥60,666
Non-Performing	73	494	2,834	2,215	4,331	1,651	¥11,598
Gross write-offs	2	312	321	126	103	330	¥1,194

Real estate loans
Performing	517	1,375	1,274	1,995	3,379	14,583	¥23,123
Non-Performing	28	108	2,615	1,975	4,142	1,647	¥10,515
Gross write-offs	0	0	0	0	0	290	¥290
Other
Performing	10,620	15,220	7,349	2,845	1,359	150	¥37,543
Non-Performing	45	386	219	240	189	4	¥1,083
Gross write-offs	2	312	321	126	103	40	¥904
Corporate borrowers:
Performing	282,502	369,575	214,994	73,746	57,630	110,234	¥1,108,681
Non-Performing	151	2,691	2,034	7,982	6,984	31,165	¥51,007
Gross write-offs	0	11	496	558	37	7,578	¥8,680

Non-recourse loans
Japan
Performing	0	21,747	23,213	1,201	0	2,766	¥48,927
Gross write-offs	0	0	0	0	0	0	¥0
Overseas
Performing	3,675	34,910	49,587	15,359	14,239	5,817	¥123,587
Non-Performing	37	0	87	4,675	1,332	4,126	¥10,257
Gross write-offs	0	0	0	0	0	0	¥0

September 30, 2026
Millions of yen
Portfolio segment	Origination year (years ended March 31)						Total
Class
Credit Quality	2027	2026	2025	2024	2023	Prior
Other than non-recourse loans
Real estate companies in Japan
Performing	52,025	45,803	16,752	5,578	935	7,567	¥128,660
Gross write-offs	0	0	0	0	0	0	¥0
Real estate companies in overseas
Performing	39,859	37,664	5,774	1,057	1,069	3,660	¥89,083
Non-Performing	0	0	0	0	782	1,298	¥2,080
Gross write-offs	0	0	0	407	19	648	¥1,074
Commercial, industrial and other companies in Japan
Performing	58,916	62,715	34,571	22,308	6,155	12,769	¥197,434
Non-Performing	15	4	5	42	85	81	¥232
Gross write-offs	0	0	393	0	0	0	¥393
Commercial, industrial and other companies in overseas
Performing	128,027	166,736	85,097	28,243	35,232	77,655	¥520,990
Non-Performing	99	2,687	1,942	3,265	4,785	25,660	¥38,438
Gross write-offs	0	11	103	151	18	6,930	¥7,213
Loans to Equity method investees:
Performing	3,543	3,053	573	588	1,970	14,888	¥24,615
Gross write-offs	0	0	0	0	0	0	¥0

Purchased loans:
Performing	0	0	763	0	0	12,428	¥13,191
Non-Performing	0	0	0	0	0	223	¥223
Gross write-offs	0	0	0	0	0	326	¥326

Net investment in leases:
Performing	255,508	391,826	262,215	148,535	68,316	71,672	¥1,198,072
Non-Performing	4,085	6,252	6,436	6,877	3,774	5,343	¥32,767
Gross write-offs	0	49	580	542	360	1,011	¥2,542

Japan
Performing	100,573	170,373	131,575	86,457	50,782	66,011	¥605,771
Non-Performing	46	280	644	792	728	1,780	¥4,270
Gross write-offs	0	8	36	72	92	184	¥392
Overseas
Performing	154,935	221,453	130,640	62,078	17,534	5,661	¥592,301
Non-Performing	4,039	5,972	5,792	6,085	3,046	3,563	¥28,497
Gross write-offs	0	41	544	470	268	827	¥2,150
Total
Performing	¥552,690	¥781,049	¥487,168	¥227,709	¥132,654	¥223,955	¥2,405,225
Non-Performing	4,309	9,437	11,304	17,074	15,089	38,382	¥95,595
Gross write-offs	2	372	1,397	1,226	500	9,245	¥12,742

Note: Loans held for sale, policy loan receivables of an insurance entity, previously sold installment loans with a call option that allows certain subsidiaries to repurchase the loans and that are recognized as assets in accordance with ASC 860 (“Transfers and Servicing”) and financing receivables, such as accounts receivable are not included in the table
above.

The following table provides information about the past-due financial assets as of March 31, 2026 and September 30, 2026:

	March 31, 2026
		Millions of yen
		Past-due financial assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥3,941	¥9,767	¥13,708	¥79,093
	Real estate loans	2,252	8,894	11,146	38,119
	Other	1,689	873	2,562	40,974
Corporate borrowers		16,246	20,742	36,988	1,179,343
Non-recourse loans	Japan	0	0	0	81,084
	The Americas	6,022	5,456	11,478	200,308
Other than non-recourse loans	Real estate companies in Japan	292	0	292	118,727
	Real estate companies in overseas	363	2,181	2,544	61,853
	Commercial, industrial and other companies in Japan	2,442	541	2,983	191,880
	Commercial, industrial and other companies in overseas	7,127	12,564	19,691	525,491
Loans to Equity method investees		0	0	0	21,236
Net investment in leases		32,063	26,397	58,460	1,247,491
	Japan	2,234	3,920	6,154	619,333
	Overseas	29,829	22,477	52,306	628,158

Total		¥52,250	¥56,906	¥109,156	¥2,527,163

	September 30, 2026
		Millions of yen
		Past-due financial assets
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables
Consumer borrowers		¥2,094	¥11,409	¥13,503	¥72,264
	Real estate loans	800	10,486	11,286	33,638
	Other	1,294	923	2,217	38,626
Corporate borrowers		10,834	17,219	28,053	1,159,688
Non-recourse loans	Japan	0	0	0	48,927
	Overseas	0	3,941	3,941	133,844
Other than non-recourse loans	Real estate companies in Japan	309	0	309	128,660
	Real estate companies in overseas	677	1,778	2,455	91,163
	Commercial, industrial and other companies in Japan	2,774	156	2,930	197,666
	Commercial, industrial and other companies in overseas	7,074	11,344	18,418	559,428
Loans to Equity method investees		0	0	0	24,615
Net investment in leases		24,588	31,953	56,541	1,230,839
	Japan	2,274	3,885	6,159	610,041
	Overseas	22,314	28,068	50,382	620,798

Total		¥37,516	¥60,581	¥98,097	¥2,487,406

Note: Loans held for sale, policy loan receivables of an insurance entity, purchased loans, and previously sold installment loans with a call option that allows certain subsidiaries to repurchase the loans and that are recognized as assets in accordance with ASC 860 (“Transfers and Servicing”) are not included in the table above.
In common with all classes, the Company and its subsidiaries consider financial assets as past-due
financial assets when principal or interest is
past-due
30 days or more. Loans whose terms have been modified are not classified as past-due
financial assets if the principal and interest are not
past-due
30 days or more in accordance with the modified terms.

The following table provides information about non-accrual of financial assets as of March 31, 2026 and September 30, 2026:

		March 31, 2026
		Millions of yen
		Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
	Non-accrual of financial assets:
	Installment loans to consumer borrowers:
Real estate loans
	Japan	¥249	¥0	¥4	¥0
	Overseas	4,976	8,895	0	137
Other
	Japan	86	0	0	0
	Overseas	2,373	982	0	3
	Installment loans to corporate borrowers:
Non-recourse loans	Overseas	3,831	11,477	0	0
Other than non-recourse loans
	Real estate companies
	Japan	29	0	9	0
	Overseas	3,417	2,181	0	0
	Commercial, industrial and other companies
	Japan	520	541	0	0
	Overseas	60,629	46,642	0	2,399
	Loans to Equity method investees	1,345	0	0	0
	Net investment in leases	20,597	26,420	0	0

Total		¥98,052	¥97,138	¥13	¥2,539

		September 30, 2026
		Millions of yen
		Beginning balance	Ending balance	Interest income recognized during the reporting period	Balance not associated allowance for credit losses among financial assets measured at amortized cost, which is suspending recognition of income
Non-accrual of financial assets:
Installment loans to consumer borrowers:
Real estate loans
	Overseas	¥8,895	¥10,486	¥0	¥132
Other
	Japan	0	0	0	0
	Overseas	982	1,048	0	7
Installment loans to corporate borrowers:
Non-recourse loans	Overseas	11,477	9,637	0	0
Other than non-recourse loans
Real estate companies
	Japan	0	0	4	0
	Overseas	2,181	2,080	0	0
Commercial, industrial and other companies
	Japan	541	156	0	0
	Overseas	46,642	38,086	0	2,369
Net investment in leases		26,420	31,961	0	0

Total		¥97,138	¥93,454	¥4	¥2,508

Note:
Loans held for sale, policy loan receivables of an insurance entity, purchased loans, and previously sold
i
nstallment
l
oans with a call option that allows certain subsidiaries to repurchase the loans and that are recognized as assets in accordance with ASC 860 (“Transfers and Servicing”) are not included in the table above.

The Company and its subsidiaries suspend accruing interest on past-due
installment loans and net investment in leases when principal or interest is past-due
90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends. The Company and its subsidiaries return to accrual status non-accrual
loans and net investment in leases when it becomes probable that the Company and its subsidiaries will be able to collect all amounts due according to the contractual terms of these loans and lease receivables, as evidenced by continual payments from the debtors. The period of such continual payments before returning to accrual status varies depending on factors that are considered relevant in assessing the debtor’s creditworthiness, such as the debtor’s business characteristics and financial conditions as well as relevant economic conditions and trends.

The following table provides information about modifications of financing receivables made to debtors experiencing financial difficulty that occurred during the six months ended September 30, 2025 and 2026:

Six months ended September 30, 2025

Millions of yen

Portfolio segment	Interest rate reduction		Term extension		Principal forgiveness

Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥0	0	¥10	0.0	¥6	0.0
Real estate loans	0	0	0	0	6	0.0
Other	0	0	10	0.0	0	0
Corporate borrowers	2,414	0.1	8,305	0.4	6	0.0
Other than non-recourse loans	2,414	0.2	8,305	0.6	6	0.0
Real estate companies in Japan	0	0	289	0.1	0	0
Commercial, industrial and other companies in Japan	0	0	433	0.2	0	0
Commercial, industrial and other companies in overseas	2,414	0.4	7,583	1.4	6	0.0
Net investment in leases	0	0	102	0.0	0	0
Japan	0	0	102	0.0	0	0

Total	¥2,414	0.0	¥8,417	0.2	¥12	0.0

Portfolio segment	Combination - interest rate reduction and term extension		Combination - interest rate reduction, term extension and principal forgiveness

Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥0	0	¥0	0
Real estate loans	0	0	0	0
Other	0	0	0	0
Corporate borrowers	49	0.0	1,201	0.1
Other than non-recourse loans	49	0.0	1,201	0.1
Real estate companies in Japan	0	0	0	0
Commercial, industrial and other companies in Japan	0	0	0	0
Commercial, industrial and other companies in overseas	49	0.0	1,201	0.2
Net investment in leases	0	0	0	0
Japan	0	0	0	0

Total	¥49	0.0	¥1,201	0.0

Six months ended September 30, 2026

Millions of yen

Portfolio segment	Interest rate reduction		Term extension		Principal forgiveness

Class	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥4	0.0	¥0	0	¥0	0
Other	4	0.0	0	0	0	0
Corporate borrowers	0	0	2,210	0.2	13	0.0
Non-recourse loans	0	0	1,848	1.0	0	0
Overseas	0	0	1,848	1.4	0	0
Other than non-recourse loans	0	0	362	0.0	13	0.0
Real estate companies in Japan	0	0	362	0.3	0	0
Commercial, industrial and other companies in overseas	0	0	0	0	13	0.0
Net investment in leases	0	0	81	0.0	27	0.0
Japan	0	0	81	0.0	0	0
Overseas	0	0	0	0	27	0.0

Total	¥4	0.0	¥2,291	0.1	¥40	0.0

Portfolio segment	Combination - interest rate reduction and term extension

Class	Amortized cost basis	% of total class of financing receivable

Consumer borrowers	¥18	0.0
Other	18	0.0
Corporate borrowers	2,643	0.2
Non-recourse loans	0	0
Overseas	0	0
Other than non-recourse loans	2,643	0.3
Real estate companies in Japan	0	0
Commercial, industrial and other companies in overseas	2,643	0.5
Net investment in leases	0	0
Japan	0	0
Overseas	0	0

Total	¥2,661	0.1

The Company and its subsidiaries offer various types of concessions to the debtors to protect as much of the investment as possible in modifications of financing receivables made to debtors experiencing financial difficulty. For the debtors of all financing receivables, the Company and its subsidiaries offer concessions including an interest rate reduction and a term extension. In addition, for the debtors of all financing receivables other than non-recourse
loans, the Company and its subsidiaries also offer concessions such as a principal forgiveness or a reduction in the interest payments. Furthermore, the Company and its subsidiaries may acquire collateral assets from the debtors in modifications of financing receivables made to debtors experiencing financial difficulty to satisfy fully or partially the loan principal or past due interest.
In common with all portfolio segments, financing receivables modified to debtors experiencing financial difficulty are recognized as impaired and are individually evaluated for allowance for credit losses, taking into account payment default and repayment status after modifications. In most cases, these financing receivables have already been considered impaired and individually evaluated for allowance for credit losses prior to the modifications. However, as a result of the modification, the Company and its subsidiaries may recognize additional allowance for credit losses for the modified receivables.

The following table provides information about the financial effect of the modifications of financing receivables made to debtors experiencing financial difficulty that occurred during the six months ended September 30, 2025 and 2026:

Six months ended September 30, 2025

Millions of yen

Portfolio segment	Financial effect

Class	Interest rate reduction	Term extension	Principal forgiveness

Consumer borrowers
Real estate loans	—	—	Reduced the amortized cost basis of the loans by ¥54 million.
Other	—	Added a weighted-average 1.0 years to the life of loans.	—
Corporate borrowers
Other than non-recourse loans
Real estate companies in Japan	—	Added a weighted-average 0.5 years to the life of loans.	—
Commercial, industrial and other companies in Japan	—	Added a weighted-average 0.9 years to the life of loans.	—
Commercial, industrial and other companies in overseas	Reduced weighted-average contractual interest rate from 13.1% to 3.3%.	Added a weighted-average 0.5 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥1,099 million.
Net investment in leases
Japan	—	Added a weighted-average 0.2 years to the life of loans.	—

Six months ended September 30, 2026

Millions of yen

Portfolio segment	Financial effect

Class	Interest rate reduction	Term extension	Principal forgiveness

Consumer borrowers
Real estate loans	—	—	Reduced the amortized cost basis of the loans by ¥36 million.
Other	Reduced weighted-average contractual interest rate from 16.4% to 11.7%.	Added a weighted-average 0.9 years to the life of loans.	—
Corporate borrowers
Non-recourse loans
Overseas	—	Added a weighted-average 0.5 years to the life of loans.	—
Other than non-recourse loans
Real estate companies in Japan	—	Added a weighted-average 0.3 years to the life of loans.	—
Commercial, industrial and other companies in overseas	Reduced weighted-average contractual interest rate from 9.7% to 9.5%.	Added a weighted-average 2.0 years to the life of loans.	Reduced the amortized cost basis of the loans by ¥14 million.
Net investment in leases
Japan	—	Added a weighted-average 0.5 years to the life of loans.	—
Overseas	—	—	Reduced the amortized cost basis of the loans by ¥33 million.

During the six months ended September 30, 2025 and 2026, there was no financing receivable that had a payment default and had been modified, when the debtor was experiencing financial difficulty, within the previous 12 months preceding the payment default date.
The Company and its subsidiaries consider financing receivables whose terms have been modified to debtors experiencing financial difficulty as defaulted receivables when principal or interest is past-due
90 days or more in accordance with the modified terms.
The following table provides information about the past-due financial assets modified to debtors experiencing financial difficulty within the previous 12 months as of September 30, 2025 and 2026:

Six months ended September 30, 2025
	Millions of yen
Portfolio segment	Current	30-89 days past-due	90 days or more past-due
Class
Consumer borrowers	¥45	¥0	¥6
Real estate loans	0	0	6
Other	45	0	0
Corporate borrowers	16,348	0	40
Other than non-recourse loans	16,348	0	40
Real estate companies in Japan	262	0	27
Commercial, industrial and other companies in Japan	540	0	0
Commercial, industrial and other companies in overseas	15,546	0	13

Net investment in leases	102	0	0
Japan	102	0	0

Total	¥16,495	¥0	¥46

September 30, 2026
	Millions of yen
Portfolio segment	Current	30-89 days past-due	90 days or more past-due
Class
Consumer borrowers	¥57	¥5	¥0
Other	57	5	0
Corporate borrowers	6,188	0	20
Non-recourse loans	1,848	0	0
Overseas	1,848	0	0
Other than non-recourse loans	4,340	0	20
Real estate companies in Japan	362	0	0
Commercial, industrial and other companies in Japan	68	0	0
Commercial, industrial and other companies in overseas	3,910	0	20

Net investment in leases	81	0	39
Japan	81	0	0
Overseas	0	0	39

Total	¥6,326	¥5	¥59

As of March 31, 2026 and September 30, 2026, there were no foreclosed residential real estate properties. As of March 31, 2026 and September 30, 2026, there were no consumer mortgage loans collateralized by residential real estate property that are in the process of foreclosure.